Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 417,270
Previously Paid Amount	0.00
Total Fee Amount	61.59
Total Offset Amount	0.00
Net Fee	61.59
Narrative - Max Aggregate Offering Price	$ 417,270
Final Prospectus	true